Consolidated Statements of Shareholders' Equity (USD $)	Total	Issued March 31, 2013	Issued April 7, 2013	Issued April 11, 2013	Issued April 14, 2014	Accumulated Common Stock		Accumulated Common Stock Issued March 31, 2013		Accumulated Common Stock Issued April 7, 2013		Accumulated Common Stock Issued April 11, 2013		Accumulated Common Stock Issued April 14, 2014		Additional Paid-in Capital		Other Comprehensive Income (Loss)	Retained Earnings
Beginning Balance at Dec. 31, 2012	$ 447,823,490					$ 386,946	[1]									$ 352,379,033	[1]	$ (114,507)	$ 95,172,018
Issuance of common stock	231,089,515					165,300	[1]									230,924,215	[1]
Restricted shares issued		600	271	150				600	[1]	271	[1]	150	[1]
Net income	40,983,836																		40,983,836
Foreign currency translation	26,577																	26,577
Share-based compensation	727,568															727,568	[1]
Ending Balance at Dec. 31, 2013	720,652,007					553,267	[1]									584,030,816	[1]	(87,930)	136,155,854
Issuance of common stock, net of issuance costs	(340,171)															(340,171)	[1]
Restricted shares issued					124									124	[1]
Net income	36,545,871																		36,545,871
Foreign currency translation	117,260																	117,260
Share-based compensation	451,048															451,048	[1]
Ending Balance at Jun. 30, 2014	$ 757,426,139					$ 553,391	[1]									$ 584,141,693	[1]	$ 29,330	$ 172,701,725

[1]	All share amounts (except par value per share amounts) have been retroactively restated for 2013 to reflect the Company's 3-for-1 stock split on October 29, 2013 as described in Note 5 - Common Stock to these consolidated financial statements.